MINERAL PROPERTY INTERESTS	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Extractive Industries [Abstract]
MINERAL PROPERTY INTERESTS
3.	MINERAL PROPERTY INTERESTS

The Company’s mineral properties balance consists of:

	Indata, British Columbia	Klondike, British Columbia	Idaho-Maryland, California	Total

Balance, July 31, 2016	$50,000	$513,031	$—	$563,031
Cash paid	—	—	3,605,854	3,605,854
Shares issued	—	—	184,000	184,000
Write-off	(50,000)	(513,031)	—	(563,031)
Balance, July 31, 2017	—	—	3,789,854	3,789,854
Cash paid	—	—	750,243	750,243
Balance, January 31, 2018	$—	$—	$4,540,097	$4,540,097

Title to mineral properties

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain mineral titles as well as the potential for problems arising from the frequently ambiguous conveying history characteristic of many mineral properties. As at January 31, 2018, the Company holds title to the Idaho-Maryland Gold Mine Property.

Indata, British Columbia

On May 18, 2015, the Company entered into an option agreement with Eastfield Resources Ltd., (“Eastfield”), pursuant to which Eastfield granted the Company the exclusive and irrevocable right to acquire up to a 75% interest in and to certain claims in the Indata property located in the Omineca Mining Division in British Columbia, Canada, for total consideration of $450,000 in cash and minimum aggregate exploration expenditures of $2,500,000. As at July 31, 2017, the Company had paid $50,000 towards the 75% interest earn-in and incurred cumulative exploration expenditures of $4,035 on the Indata property. During the year ended July 31, 2017, the Company terminated its option agreement with Eastfield; accordingly, the Company has written off $50,000 in acquisition costs in relation to the Indata property as at July 31, 2017.

Klondike, British Columbia

On May 26, 2016, the Company entered into an agreement with Klondike Gold Corp. (“Klondike”) regarding the purchase of a portfolio of seven gold and base metal properties in southeast British Columbia for total consideration of $200,000 cash, the issuance of 3,500,000 common shares, and the issuance of 2,500,000 warrants.  As at July 31, 2017, the Company had paid Klondike $50,000 in cash, issued 1,500,000 shares of the Company’s common stock valued at $240,000, and issued 1,500,000 warrants valued at $223,031 (discount rate – 0.49%, volatility – 200.64%, expected life – 2 years, dividend yield – 0%), exercisable at $0.227 per share until July 13, 2018, and incurred cumulative exploration expenditures of $10,408 on the Klondike properties. During the year ended July 31, 2017, the Company terminated the purchase agreement with Klondike and paid a settlement of $100,000 to Klondike; accordingly the Company has written off $513,031 in acquisition costs in relation to the Klondike properties as at July 31, 2017.

Idaho-Maryland Gold Mine Property, California

On August 30, 2016, the Company entered into an option agreement with three parties to purchase a 100% interest in and to the Idaho-Maryland Gold Mine property located near Grass Valley, California, United States; pursuant to the option agreement, in order to exercise the option, the Company was to have paid US$2,000,000 by November 30, 2016.  Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of $32,758 (US$25,000), which was credited against the purchase price of US$2,000,000 upon exercise of the option. On November 30, 2016, the Company negotiated an extension of the closing date of the option agreement to December 26, 2016, in return for a cash payment of $32,758 (US$25,000), which was credited against the purchase price of US$2,000,000 upon exercise of the option. On December 28, 2016, the Company negotiated a further no-cost extension of the closing date of the option agreement to April 30, 2017. On January 25, 2017, the Company exercised the option by paying $2,588,625 (US$1,950,000), and acquired a 100% interest in the Idaho-Maryland Gold Mine property. In connection with the option agreement, the Company agreed to pay a cash commission of $184,000 (US$140,000) equal to 7 per cent of the purchase price of US$2,000,000; the commission was settled on January 25, 2017 through the issuance of 920,000 units valued at $0.20 per unit (Note 7). The Company also incurred additional transaction costs of $144,391, which have been included in the carrying value of the Idaho-Maryland Gold Mine.

On January 6, 2017, the Company entered into an option agreement with Sierra Pacific Industries Inc. (“Sierra”) to purchase a 100% interest in and to certain surface rights totalling approximately 82 acres located near Grass Valley, California, United States, contiguous to the Idaho-Maryland Gold Mine property acquired by the Company on January 25, 2017.  Pursuant to the option agreement, in order to exercise the option, the Company was to have paid US$1,900,000 by March 31, 2017. Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of $132,732 (US$100,000), which will be credited against the purchase price of US$1,900,000 upon exercise of the option. On April 3, 2017, the Company negotiated an extension of the closing date of the option agreement to June 30, 2017, in return for a cash payment of $268,000 (US$200,000), at which time a payment of US$1,600,000 was due in order to exercise the option. On June 7, 2017, the Company negotiated an extension of the closing date of the option agreement to September 30, 2017, in return for a cash payment of $406,590 (US$300,000), at which time a payment of US$1,300,000 was due in order to exercise the option. On September 1, 2017, the Company negotiated a third extension of the closing date of the option agreement to June 30, 2018 in return for cash payments as follows: US$300,000 by September 30, 2017 (paid $372,078), US$300,000 by December 30, 2017 (paid $378,165), US$300,000 by March 30, 2018, and a final payment of US$400,000 by June 30, 2018, which comprise the remaining purchase price of US$1,300,000 in full.  At January 31, 2018 a total of US$700,000 is still required to be paid under the agreement to exercise the option.

As at January 31, 2018, the Company has incurred cumulative property investigation costs of $55,253 and cumulative exploration expenditures of $1,085,657 on the Idaho-Maryland Gold Mine property as follows:

	Six month period ended January 31, 2018	Year ended July 31, 2017
Opening balance	$375,980	$—
Idaho-Maryland Gold Mine expenditures:
Consulting	$163,059	$287,411
Exploration	387,047	54,753
Rent	12,613	10,968
Supplies	104,804	4,020
Sampling	29,365	8,623
Travel	12,789	10,205
Total expenditures	$709,677	$375,980
Closing balance	$1,085,657	$375,980

4.	MINERAL PROPERTY INTERESTS

The Company’s mineral properties balance consists of:

	July 31, 2017	July 31, 2016

Klondike, British Columbia	$—	$513,031
Indata, British Columbia	—	50,000
Idaho-Maryland, California	3,789,854	—

Total	$3,789,854	$563,031

Title to mineral properties

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain mineral titles as well as the potential for problems arising from the frequently ambiguous conveying history characteristic of many mineral properties. As at July 31, 2017, the Company holds title to the Idaho-Maryland Gold Mine Property.

Indata, British Columbia

On May 18, 2015, the Company entered into an option agreement with Eastfield Resources Ltd., (“Eastfield”), pursuant to which Eastfield granted the Company the exclusive and irrevocable right to acquire up to a 75% interest in and to certain claims in the Indata property located in the Omineca Mining Division in British Columbia, Canada.  In order to earn the initial 60% interest, the Company is required to pay Eastfield an aggregate of $350,000 ($50,000 paid to date) in cash and incur a minimum of $2,000,000 in aggregate exploration expenditures on the property by April 3, 2019.  In order to earn the additional 15% interest, the Company is required to pay Eastfield $100,000 cash within 90 days of earning the 60% interest and incur a further $500,000 in aggregate annual exploration expenditures on the property until such time as the Company is able to complete a feasibility study on the property.  As at July 31, 2017, the Company has incurred cumulative exploration expenditures of $4,035 on the Indata property. During the year ended July 31, 2017, the Company terminated its option agreement with Eastfield; accordingly, the Company has written off $50,000 in acquisition costs in relation to the Indata property as at July 31, 2017.

Klondike, British Columbia

On May 26, 2016, the Company entered into an agreement with Klondike Gold Corp. (“Klondike”) regarding the purchase of a portfolio of seven gold and base metal properties in southeast British Columbia.  Under the agreement, within 60 days of signing, the Company paid Klondike $50,000 in cash, issued 1,500,000 shares of the Company’s common stock valued at $240,000, and issued 1,500,000 warrants valued at $223,031 (discount rate – 0.49%, volatility – 200.64%, expected life – 2 years, dividend yield – 0%), exercisable at $0.227 per share until July 13, 2018.  On the one year anniversary of the first closing, the Company will pay Klondike $150,000 in cash, issue 2,000,000 shares of the Company’s common stock, and issue 1,000,000 warrants.  Klondike will retain a 2% net smelter return royalty (“NSR”) and the Company will have the right to purchase 50% of the NSR for $1,000,000 at any time after the first closing.  Each of the warrants is exercisable for a period of two years into one share of the Company’s common stock at a price that is a 20% premium to the 10-day volume-weighted average price of the stock on the CSE immediately prior to the date of issuance.  As at July 31, 2017, the Company has incurred cumulative exploration expenditures of $10,408 on the Klondike properties. During the year ended July 31, 2017, the Company terminated the purchase agreement with Klondike and paid a settlement of $100,000 to Klondike; accordingly the Company has written off $513,031 in acquisition costs in relation to the Klondike properties as at July 31, 2017.

Idaho-Maryland Gold Mine Property, California

On August 30, 2016, the Company entered into an option agreement with three parties to purchase a 100% interest in and to the Idaho-Maryland Gold Mine property located near Grass Valley, California, United States; pursuant to the option agreement, in order to exercise the option, the Company must pay US$2,000,000 by November 30, 2016.  Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of $32,758 (US$25,000), which will be credited against the purchase price of US$2,000,000 upon exercise of the option. On November 30, 2016, the Company negotiated an extension of the closing date of the option agreement to December 26, 2016, in return for a cash payment of $32,758 (US$25,000), which will be credited against the purchase price of US$2,000,000 upon exercise of the option. On December 28, 2016, the Company negotiated a further no-cost extension of the closing date of the option agreement to April 30, 2017. On January 25, 2017, the Company exercised the option by paying $2,588,625 (US$1,950,000), and acquired a 100% interest in the Idaho-Maryland Gold Mine property. In connection with the option agreement, the Company agreed to pay a cash commission of $184,000 (US$140,000) equal to 7 per cent of the purchase price of US$2,000,000; the commission was settled on January 25, 2017 through the issuance of 920,000 units valued at $0.20 per unit (Note 7). The Company also incurred additional transaction costs of $144,391, which have been included the carrying value of the Idaho-Maryland Gold Mine.

On January 6, 2017, the Company entered into an option agreement with Sierra Pacific Industries Inc. (“Sierra”) to purchase a 100% interest in and to certain surface rights totalling approximately 82 acres located near Grass Valley, California, United States, contiguous to the Idaho-Maryland Gold Mine property acquired by the Company on January 25, 2017.  Pursuant to the option agreement, in order to exercise the option, the Company must pay US$1,900,000 by March 31, 2017. Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of $132,732 (US$100,000), which will be credited against the purchase price of US$1,900,000 upon exercise of the option. On April 3, 2017, the Company negotiated an extension of the closing date of the option agreement to June 30, 2017, in return for a cash payment of $268,000 (US$200,000), at which time a payment of US$1,600,000 is due in order to exercise the option. On June 7, 2017, the Company negotiated an extension of the closing date of the option agreement to September 30, 2017, in return for a cash payment of $406,590 (US$300,000), at which time a payment of US$1,300,000 is due in order to exercise the option.

As at July 31, 2017, the Company has incurred cumulative property investigation costs of $55,253 and cumulative exploration expenditures of $375,980 on the Idaho-Maryland Gold Mine property as follows:

Year ended July 31, 2017

Idaho-Maryland Gold Mine expenditures:
Consulting	$287,411
Exploration	54,753
Rent	10,968
Supplies	4,020
Sampling	8,623
Travel	10,205

Total	$375,980